Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 139,969	$ 19,260		¥ 153,488
Cost of revenue	(122,510)	(16,858)		(133,673)
Gross profit	17,459	2,402		19,815
Operating expenses
Sales and marketing expenses	(513)	(71)		(1,855)
Product development expenses	(11,958)	(1,645)		(17,725)
General and administrative expenses	(73,613)	(10,129)		(69,204)
Total operating expenses	(86,084)	(11,845)		(88,784)
Loss from operations	(68,625)	(9,443)		(68,969)
Income/(loss) from operations
Interest/(expense) income, net	363	50		(69)
Foreign currency exchange gain, net	72	10		392
(Loss)/gain on short-term investments	148	20		(640)
Impairment loss for equity method investments				(11,779)
Share of profit from equity method investees, net of income tax				442
Impairment loss for long-term equity investment	(1,000)	(138)		(3,000)
Government grants	108	15		1,658
Other income, net	82,034	11,288		88,617
Loss on disposal of subsidiaries | ¥				(200)
Gain on acquisition of subsidiaries	272	37
Income before income tax	13,372	1,839		6,452
Income tax benefit	3,039	418		2,909
Net income	16,411	2,257		9,361
Net loss attributable to non-controlling interests	974	134		97
Net income attributable to Fangdd Network Group Ltd.	17,385	2,391		9,458
Net income attributable to ordinary shareholders	17,385	2,391		9,458
Net income	16,411	2,257		9,361
Other comprehensive income
Foreign currency translation adjustment	320	44		1,267
Total comprehensive income, net of tax	16,731	2,301		10,628
Total comprehensive loss attributable to non-controlling interests	974	134		97
Total comprehensive income attributable to ordinary shareholders	¥ 17,705	$ 2,435		¥ 10,725
Net income per share attributable to ordinary shareholders
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.001		[1]	¥ 0.001
Weighted average number of ordinary shares outstanding used in computing net income per share
Basic (in Shares) | shares	20,827,256,643	20,827,256,643		13,937,948,159

[1]	Less than 0.001 after in thousand and rounding.